Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 129,163	Taxes	CHILE	Tesorería General de la República [Member]	Salar de Atacama [Member]	Lithium and Potassium [Member]		Well
#: 2
	393,356	Royalties	CHILE	Corporación de Fomento de la Producción de Chile (CORFO) [Member]	Salar de Atacama [Member]	Lithium and Potassium [Member]		Well
#: 3
	69,007	Comm. Social Resp.	CHILE	Various Local Chilean Municipalities/Communities [Member]	Salar de Atacama [Member]	Lithium and Potassium [Member]	Lithium And Its Derivatives [Member]	Well
#: 4
	17,857	Royalties	CHILE	Corporación de Fomento de la Producción de Chile (CORFO) [Member]	Salar de Atacama [Member]	Lithium and Potassium [Member]		Well
#: 5
	5,565	Comm. Social Resp.	CHILE	Various Local Chilean Municipalities/Communities [Member]	Salar de Atacama [Member]	Lithium and Potassium [Member]	Lithium And Its Derivatives [Member]	Well
#: 6
	135,524	Taxes	CHILE	Tesorería General de la República [Member]	El Norte Grande Caliche [Member]	Nitrates and Iodine [Member]		Open Pit
#: 7
	$ 844	Comm. Social Resp.	CHILE	Various Local Chilean Municipalities/Communities [Member]	El Norte Grande Caliche [Member]	Nitrates and Iodine [Member]	Iodine and its Derivatives [Member]	Open Pit